Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 1,500	$ 1,500
Amount committed to advance to borrowers	372,700	290,900
Maximum potential future payments under standby letters of credit	2,000	2,100
Forward sales commitments [Member]
Derivative [Line Items]
Notional amount of forward sales commitments	8,300	$ 16,900
Fair value of forward sales commitments and the related loan origination commitments	$ 123